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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001
                                                       -----------------

                 Check here if Amendment [ ]: Amendment Number: _____________

                                        This Amendment (Check only one):

                                        |_| is a restatement
                                        |_| adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:     Cliffwood Partners LLC
Address:  11726 San Vicente Blvd. #600
          Los Angeles, CA  90049


Form 13F File Number: 28-6233
                     ---------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Carl B. Tash
Title:    Chief Executive Officer
Phone:    (310) 442-0370 Ext. 223


Signature, Place and Date of Signing:

/s/  Carl B. Tash               11726 San Vicente Blvd. #600   February 14, 2002
----------------------          Los Angeles, CA  90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:         $251,277.4 (thousands)

List of Other Included Managers:                None



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
                  NAME OF ISSUER           TITLE OF CLASS           CUSIP              VALUE            # OF SHARES       SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Arden Realty Group Inc                           COM              039793104           $20,047,250.00           756,500    sole
Boston Properties Inc                            COM              101121101            $3,268,000.00            86,000    sole
Boykin Lodging Co                                COM              103430104            $3,155,323.00           395,900    sole
Catellus Dev Corp                                COM              149111106            $5,426,160.00           294,900    sole
Clayton Homes Inc                                COM              184190106           $23,165,370.00         1,354,700    sole
Crescent Real Estate Equities                    COM              225756105            $4,907,810.00           271,000    sole
Equity Residential Ppty Tr                   SH BEN INT           29476L107            $8,799,615.00           306,500    sole
Essex Ppty Tr Inc                                COM              297178105           $27,313,848.00           552,800    sole
Fleetwood Enterprises Inc                        COM              339099103           $17,222,733.00         1,520,100    sole
General Growth Pptys Inc                         COM              370021107              $970,000.00            25,000    sole
HRPT Pptys Tr                              COM SH BEN INT         40426W101           $25,342,624.00         2,926,400    sole
Manufactured Home Cmntys Inc                     COM              564682102           $16,410,218.00           525,800    sole
PS Business Pks Inc Calif                        COM              69360J107            $5,011,650.00           159,100    sole
Pan Pacific Retail Pptys Inc                     COM              69806L104           $15,146,928.00           527,400    sole
ProLogis Tr                                  SH BEN INT           743410102            $3,267,369.00           151,900    sole
Rouse Co                                         COM              779273101           $27,916,299.00           953,100    sole
Shurgard Storage Ctrs Inc                        COM              82567D104            $2,348,800.00            73,400    sole
Summit Pptys Inc                                 COM              866239106            $4,971,474.00           198,700    sole
United Dominion Realty Tr Inc                    COM              910197102            $4,832,640.00           335,600    sole
Vornado Rlty Tr                              SH BEN INT           929042109           $31,753,280.00           763,300    sole
                                                                                --------------------
REPORT SUMMARY                          20 data records                              $251,277,391.00
                                                                                ====================